united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

CT CORPORATION SYSTEM

1300 EAST NINTH STREET, CLEVELAND, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/18

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Camelot Premium Return Fund

Camelot Excalibur Small Cap Income Fund

March 31, 2018

Camelot Funds, LLC

1700 Woodlands Dr.

Suite 100

Maumee, OH 43537

Camelot Premium Return Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2018

The Fund’s performance figures(1) for each of the periods ended March 31, 2018, compared to its benchmark:

	Six Month	One Year Return	Three Year Return	Five Year Return	Since Inception(3)	Since Inception(4)
Class A	(1.56)%	(0.75)%	2.57%	5.31%	6.36%	N/A
Class A with 5.75% load	(7.25)%	(6.47)%	0.56%	4.06%	5.49%	N/A
Class C	(1.84)%	(1.42)%	1.81%	4.52%	5.60%	N/A
Class I	(1.32)%	(0.28)%	N/A	N/A	N/A	2.34%
S&P 500 Total Return Index(2)	5.84%	13.99%	10.78%	13.31%	13.13%	16.41%

(1)	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding any front end or contingent deferred loads, Rule 12b-1 fees, brokerage commissions, leverage interest, dividends on securities sold short, taxes, costs of investing in underlying funds, expenses incurred with any merger or reorganization and extraordinary expenses such as litigation) at 1.75%, 2.50% and 1.50% for Class A, Class C and Class I, respectively, through January 31, 2019. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver or reimbursement or at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses would have been 2.31%, 3.06% and 2.06% for the Fund’s Class A, Class C and Class I shares, respectively, including interest, dividend expenses, and acquired fund fees, per the most recent prospectus. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-855-226-3863.

(2)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

(3)	Class A and C inception date is December 27, 2010.

(4)	Class I inception date is December 30, 2016.

Top 10 Allocations	% of Net Assets
Real Estate Investment Trusts	17.7%
Retail	13.9%
Closed-End Funds	10.9%
Pipelines	6.3%
Auto Manufacturers	4.7%
Apparel	4.6%
Building Materials	4.2%
Private Equity	3.3%
Investment Companies	3.2%
Engineering & Construction	2.4%
Other/Cash & Equivalents	28.8%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Camelot Excalibur Small Cap Income Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2018

The Fund’s performance figures(1) for each of the periods ended March 31, 2018, compared to its benchmark:

	Six Month	One Year Return	Three Year Return	Since Inception(3)	Since Inception(4)
Class A	(0.23)%	(0.80)%	1.61%	0.51%	N/A
Class A with 5.75% load	(5.95)%	(6.54)%	(0.36)%	(0.89)%	N/A
Class I	(0.20)%	(0.71)%	N/A	N/A	2.02%
Russell 2000 Total Return Index(2)	3.25%	11.79%	8.39%	8.12%	11.49%

(1)	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding any front end or contingent deferred loads, Rule 12b-1 fees, brokerage commissions, leverage interest, dividends on securities sold short, taxes, costs of investing in underlying funds, expenses incurred with any merger or reorganization and extraordinary expenses such as litigation) at 1.75% and 1.50% for Class A and Class I, respectively, through January 31, 2019. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver or reimbursement or at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses would have been 3.08% and 2.83% for the Fund’s Class A and Class I shares, respectively, including interest, dividend expenses, and acquired fund fees, per the most recent prospectus. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-855-226-3863.

(2)	The Russell 2000 Total Return Index measures the performance of the 2,000 smallest companies of the 3,000 largest U.S. companies based on total market capitalization.

(3)	Class A and C inception date is December 31, 2013.

(4)	Class I inception date is December 30, 2016.

Top 10 Allocations	% of Net Assets
Real Estate Investment Trusts	26.5%
Retail	20.9%
Transportation	6.8%
Investment Companies	5.6%
Mining	3.5%
Oil & Gas	2.2%
Insurance	2.1%
Pipelines	2.1%
Real Estate	2.0%
Banks	1.8%
Other/Cash & Equivalents	26.5%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2018

Principal		Coupon Rate (%)	Maturity	Fair Value
	BONDS - 8.5%
	INSURANCE - 0.9%
$400,000	MetLife, Inc., Quarterly US LIBOR +2.96% ****	5.8750	3/15/2028	$407,500

	RETAIL - 6.4%
500,000	GameStop Corp. ^	6.7500	3/15/2021	507,500
2,500,000	Men’s Wearhouse, Inc.	7.0000	7/1/2022	2,581,250
				3,088,750
	TELECOMMUNICATIONS - 1.2%
500,000	Frontier Communications Corp.	6.8750	1/15/2025	155,025
260,000	Frontier Communications Corp.	10.5000	9/15/2022	420,665
				575,690
	TOTAL BONDS (Cost $3,873,291)			4,071,940

	MUNICIPAL BONDS - 1.7%
	PUERTO RICO - 1.7%
65,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority	4.0000	7/1/2019	51,594
50,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority	4.9000	7/1/2020	38,625
50,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority	5.0000	7/1/2022	39,688
25,000	Puerto Rico Electric Power Authority	5.0000	7/1/2026	22,719
485,000	Puerto Rico Highway & Transportation Authority	0.0000	7/1/2027	280,151
575,000	University of Puerto Rico	5.0000	6/1/2021	389,850
	TOTAL MUNICIPAL BONDS (Cost $814,208)			822,627

Shares
	CLOSED-END FUNDS - 10.6%
20,000	Aberdeen Asia-Pacific Income Fund, Inc.			94,800
10,000	Aberdeen Income Credit Strategies Fund			137,400
32,134	Ares Dynamic Credit Allocation Fund, Inc.			521,856
20,000	Barings Global Short Duration High Yield Fund			373,200
7,481	BlackRock Core Bond Trust			98,001
15,000	Deutsche Multi-Market Income Trust			131,700
20,000	Eaton Vance Limited Duration Income Fund			260,400
40,000	Eaton Vance Senior Income Trust			272,400
27,463	First Trust High Income Long/Short Fund			413,318
30,000	Invesco Dynamic Credit Opportunities Fund			351,900
40,000	Invesco Senior Income Trust			176,000
37,125	Nuveen Real Asset Income and Growth Fund			602,167
30,000	Nuveen Short Duration Credit Opportunities Fund			506,700
20,000	PIMCO Dynamic Credit and Mortgage Income Fund			457,600
20,000	Prudential Global Short Duration High Yield Fund, Inc.			277,600
30,000	Prudential Short Duration High Yield Fund, Inc.			423,900
	TOTAL CLOSED-END FUNDS (Cost $5,143,648)			5,098,942

	COMMON STOCKS - 43.8%
	APPAREL - 4.6%
10,000	Under Armour, Inc. *			163,500
142,500	Under Armour, Inc. - Cl. A *			2,044,875
				2,208,375
	AUTO MANUFACTURERS - 4.7%
170,600	Ford Motor Co. (e)			1,890,248
13,500	Tata Motors Ltd. *(e)			346,950
				2,237,198
	BANKS - 2.4%
40,000	Barclays PLC - ADR			472,800
6,900	Capital One Financial Corp. (a)(e)			661,158
2,500	ING Groep NV - ADR (e)			42,325
				1,176,283
	BUILDING MATERIALS - 4.2%
205,136	Cemex SAB de CV - ADR *(e)			1,358,000
18,300	Johnson Controls International plc (e)			644,892
				2,002,892
	COMMERCIAL SERVICES - 0.4%
5,000	Macquarie Infrastructure Corp.			184,650

	DISTRIBUTION/WHOLESALE - 0.3%
5,000	Triton International Ltd.			153,000

See accompanying notes to financial statements.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Fair Value
	COMMON STOCKS (Cont.) - 43.8%
	DIVERSIFIED FINANCIAL SERVICES - 0.1%
1,200	PJT Partners, Inc.	$60,120

	ENGINEERING & CONSTRUCTION - 2.4%
20,000	Fluor Corp. (d)	1,144,400

	HEALTHCARE - SERVICES - 2.1%
15,000	DaVita, Inc. *(d)	989,100

	HOME BUILDERS - 0.0%
700	PulteGroup, Inc.	20,643

	INTERNET - 2.0%
8,600	Expedia Group, Inc. (e)	949,526

	INVESTMENT COMPANIES - 3.2%
50,000	Apollo Investment Corp.	261,000
68,818	Ares Capital Corp. (a)(d)(e)	1,092,142
30,000	Prospect Capital Corp. (c)	196,500
		1,549,642
	LEISURE TIME - 2.2%
9,100	Polaris Industries, Inc. (e)	1,042,132

	MISCELLANEOUS MANUFACTURING - 1.4%
50,000	General Electric Co.	674,000

	OIL & GAS - 2.2%
10,000	HollyFrontier Corp. (d)	488,600
20,000	Hugoton Royalty Trust	14,000
500,000	Obsidian Energy Ltd. *	489,450
42,600	Whiting USA Trust II - Trust Unit	63,048
		1,055,098
	PHARMACEUTICALS - 1.4%
10,000	GlaxoSmithKline PLC	390,700
20,000	Mallinckrodt PLC *	289,600
		680,300
	REAL ESTATE - 0.1%
636	RMR Group, Inc.	44,488

	RETAIL - 7.5%
1,000	AutoZone, Inc. *(e)	648,690
20,000	Bed Bath & Beyond, Inc.	419,800
3,000	Chipotle Mexican Grill, Inc. - Cl. A *(a)	969,330
60,000	GameStop Corp.	757,200
20,000	Tailored Brands, Inc.	501,200
5,000	Tractor Supply Co. (d)(e)	315,100
		3,611,320
	SOFTWARE - 0.1%
2,500	First Data Corp. *	40,000

	TELECOMMUNICATIONS - 2.5%
23,300	America Movil SAB de CV Series L - ADR (d)	444,797
6,666	Frontier Communications Corp.	49,462
10,000	Millicom International Cellular SA	692,000
		1,186,259
	TOTAL COMMON STOCKS (Cost $27,019,409)	21,009,426

See accompanying notes to financial statements.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares				Fair Value
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 12.9%
40,000	AGNC Investment Corp. (a)			$756,800
25,750	Annaly Capital Management, Inc.			268,572
29,378	Ares Commercial Real Estate Corp.			362,818
30,000	CYS Investments, Inc.			201,600
74,000	Government Properties Income Trust			1,010,840
8,168	Granite Point Mortgage Trust, Inc.			135,099
10,000	One Liberty Properties, Inc.			221,000
25,267	Sabra Health Care REIT, Inc. (e)			445,963
43,096	Two Harbors Investment Corp.			662,386
10,000	Ventas, Inc.			495,300
71,199	VEREIT, Inc.			495,545
169,400	Washington Prime Group, Inc.			1,129,898
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $7,897,541)			6,185,821

	EXCHANGE-TRADED FUND (ETF) - 1.3%
	EQUITY FUND - 1.3%
2,300	SPDR S&P500 ETF Trust			605,245
	TOTAL EXCHANGE TRADED FUND (Cost $624,259)			605,245

	LIMITED PARTNERSHIPS - 9.7%
	PIPELINES - 5.8%
56,600	Energy Transfer Equity LP (e)			804,286
51,846	Energy Transfer Partners LP (a)			840,942
30,000	Enterprise Products Partners LP (a)			734,400
12,200	Williams Partners LP (e)			420,046
				2,799,674
	PRIVATE EQUITY - 3.3%
50,000	Blackstone Group LP (a)(d)(e)			1,597,500

	REAL ESTATE - 0.6%
15,000	Brookfield Property Partners LP (c)(e)			287,850

	TOTAL LIMITED PARTNERSHIPS (Cost $6,167,996)			4,685,024

		Coupon Rate (%)	Maturity
	PREFERRED STOCK - 8.4%
	BANKS - 1.4%
17,300	Popular Capital Trust II	6.1250	12/1/2034	390,115
12,000	Webster Financial Corp.	5.2500	Perpetual	290,400
				680,515
	CLOSED-END FUNDS - 0.3%
3,236	Gabelli Equity Trust, Inc.	5.0000	Perpetual	77,793
2,340	Gabelli Equity Trust, Inc.	5.0000	Perpetual	56,511
				134,304
	PIPELINES - 0.5%
10,000	NuStar Energy LP, Quarterly US LIBOR +6.88%	9.0000	Perpetual	234,900

	PRIVATE EQUITY - 0.1%
2,000	Apollo Global Management LLC	6.3750	Perpetual	49,800

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 4.8%
30,000	Annaly Capital Management, Inc.	7.5000	Perpetual	757,500
15,000	ARMOUR Residential REIT, Inc.	7.8750	Perpetual	371,550
1,262	Ashford Hospitality Trust, Inc.	8.4500	Perpetual	31,865
8,035	Colony NorthStar, Inc.	8.2500	Perpetual	198,947
18,090	CYS Investments, Inc.	7.7500	Perpetual	441,559
15,000	Invesco Mortgage Capital, Inc.	7.7500	Perpetual	372,900
5,000	Sabra Healthcare REIT, Inc.	7.1250	Perpetual	125,500
				2,299,821
	TELECOMMUNICATIONS - 0.5%
23,000	Frontier Communications Corp.	11.1250	6/29/2018	263,120

	TRANSPORTATION - 0.8%
15,000	Seaspan Corp.	8.2500	Perpetual	363,735

	TOTAL PREFERRED STOCK (Cost $5,754,888)			4,026,195

See accompanying notes to financial statements.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares				Fair Value
	SHORT-TERM INVESTMENTS - 0.5%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 0.5%
215,751	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 1.49% **(b)			$215,751
	TOTAL SHORT-TERM INVESTMENTS (Cost $215,751)			215,751

	TOTAL INVESTMENTS IN LONG SECURITIES - 97.4% (Cost $57,510,991) (f)			$46,720,971
	TOTAL CALL OPTIONS WRITTEN - (0.6)% (Premiums Received $300,701) (f)			(305,575)
	TOTAL PUT OPTIONS WRITTEN - (1.2)% (Premiums Received $507,831) (f)			(566,392)
	TOTAL SECURITIES SOLD SHORT - (2.8)% (Proceeds $1,587,790) (f)			(1,362,205)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.2%			3,448,470
	TOTAL NET ASSETS - 100.0%			$47,935,269

			Notional Value at
Contracts***		Counterparty	March 31, 2018	Fair Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.6)% *
150	America Movil SAB de CV - ADR
	Expiration April 2018, Exercise Price $19.00	Interactive Brokers	$285,000	$7,875
100	Ares Capital Corp.
	Expiration June 2018, Exercise Price $16.00	Interactive Brokers	160,000	4,600
150	Blackstone Group LP
	Expiration June 2018, Exercise Price $35.00	Interactive Brokers	525,000	6,750
150	DaVita, Inc.
	Expiration April 2018, Exercise Price $72.50	Interactive Brokers	1,087,500	3,000
200	Fluor Corp.
	Expiration April 2018, Exercise Price $60.00	Interactive Brokers	1,200,000	8,600
100	HollyFrontier Corp.
	Expiration June 2018, Exercise Price $48.00	Interactive Brokers	480,000	33,500
100	iPATH S&P 500 VIX Short-Term Futures ETN
	Expiration April 2018, Exercise Price $40.00	Interactive Brokers	400,000	80,500
50	iPATH S&P 500 VIX Short-Term Futures ETN
	Expiration May 2018, Exercise Price $40.00	Interactive Brokers	200,000	46,750
50	iPATH S&P 500 VIX Short-Term Futures ETN
	Expiration June 2018, Exercise Price $50.00	Interactive Brokers	250,000	29,750
100	Marathon Petroleum Corp.
	Expiration April 2018, Exercise Price $65.00	Interactive Brokers	650,000	84,000
50	Tractor Supply Co.
	Expiration April 2018, Exercise Price $80.00	Interactive Brokers	400,000	250
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received $300,701)			$305,575

	SCHEDULE OF PUT OPTIONS WRITTEN - (1.2)% *
100	Ally Financial, Inc.
	Expiration June 2018, Exercise Price $26.00	Interactive Brokers	$260,000	$8,250
100	Ares Capital Corp.
	Expiration June 2018, Exercise Price $16.00	Interactive Brokers	160,000	6,750
5	AutoZone, Inc.
	Expiration April 2018, Exercise Price $600.00	Interactive Brokers	300,000	1,460
10	AutoZone, Inc.
	Expiration April 2018, Exercise Price $610.00	Interactive Brokers	610,000	3,880
5	AutoZone, Inc.
	Expiration June 2018, Exercise Price $600.00	Interactive Brokers	300,000	7,500
200	Blackstone Group LP
	Expiration June 2018, Exercise Price $30.00	Interactive Brokers	600,000	19,000
210	Brookfield Property Partners LP
	Expiration June 2018, Exercise Price $20.00	Interactive Brokers	420,000	33,075
50	Capital One Financial Corp.
	Expiration June 2018, Exercise Price $95.00	Interactive Brokers	475,000	23,750
500	Cemex SAB de CV - ADR
	Expiration April 2018, Exercise Price $7.00	Interactive Brokers	350,000	23,500
50	Citigroup, Inc.
	Expiration June 2018, Exercise Price $70.00	Interactive Brokers	350,000	18,250
50	Discover Financial Services
	Expiration April 2018, Exercise Price $70.00	Interactive Brokers	350,000	5,500

See accompanying notes to financial statements.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

			Notional Value at
Contracts***		Counterparty	March 31, 2018	Fair Value
	SCHEDULE OF PUT OPTIONS WRITTEN (Cont.) - (1.2)% *
134	Energy Transfer Equity LP
	Expiration April 2018, Exercise Price $18.00	Interactive Brokers	241,200	50,585
100	Essendant, Inc.
	Expiration June 2018, Exercise Price $7.50	Interactive Brokers	75,000	6,750
50	Expedia Group, Inc.
	Expiration April 2018, Exercise Price $100.00	Interactive Brokers	500,000	3,750
39	Expedia Group, Inc.
	Expiration April 2018, Exercise Price $125.00	Interactive Brokers	487,500	54,210
200	Ford Motor Co.
	Expiration April 2018, Exercise Price $11.00	Interactive Brokers	220,000	4,800
75	ING Groep NV - ADR
	Expiration April 2018, Exercise Price $17.00	Interactive Brokers	127,500	2,625
25	Iron Mountain, Inc.
	Expiration April 2018, Exercise Price $35.00	Interactive Brokers	87,500	5,625
17	Johnson Controls International
	Expiration April 2018, Exercise Price $40.00	Interactive Brokers	68,000	8,032
50	Liberty Media Corp.
	Expiration May 2018, Exercise Price $40.00	Interactive Brokers	200,000	5,625
50	Lowe’s Companies, Inc.
	Expiration April 2018, Exercise Price $82.50	Interactive Brokers	412,500	3,100
100	Lowe’s Companies, Inc.
	Expiration July 2018, Exercise Price $85.00	Interactive Brokers	850,000	40,000
200	Medical Properties Trust, Inc.
	Expiration April 2018, Exercise Price $12.50	Interactive Brokers	250,000	2,200
50	Medtronic PLC
	Expiration June 2018, Exercise Price $80.00	Interactive Brokers	400,000	13,550
100	Newell Brands, Inc.
	Expiration June 2018, Exercise Price $25.00	Interactive Brokers	250,000	17,250
50	Polaris Industries, Inc.
	Expiration June 2018, Exercise Price $115.00	Interactive Brokers	575,000	40,000
100	Sabra Health Care REIT, Inc.
	Expiration April 2018, Exercise Price $17.50	Interactive Brokers	175,000	3,750
100	Southern Co.
	Expiration June 2018, Exercise Price $48.00	Interactive Brokers	480,000	40,250
50	Southwest Airlines Co.
	Expiration June 2018, Exercise Price $55.00	Interactive Brokers	275,000	9,500
65	Tata Motors Ltd.
	Expiration April 2018, Exercise Price $31.00	Interactive Brokers	201,500	34,125
50	Tractor Supply Co.
	Expiration April 2018, Exercise Price $65.00	Interactive Brokers	325,000	14,400
40	United Technologies Corp.
	Expiration June 2018, Exercise Price $125.00	Interactive Brokers	500,000	21,000
50	Walmart, Inc.
	Expiration June 2018, Exercise Price $85.00	Interactive Brokers	425,000	11,250
60	Williams Partners LP
	Expiration June 2018, Exercise Price $37.50	Interactive Brokers	225,000	23,100
	TOTAL PUT OPTIONS WRITTEN - (Premiums Received $507,831)			$566,392

See accompanying notes to financial statements.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Fair Value
	SECURITIES SOLD SHORT - (2.8)% *
	EQUITY FUNDS - (2.8)%
16,000	iPATH S&P 500 VIX Short-Term Futures ETN	$756,960
2,300	SPDR S&P500 ETF Trust	605,245
	TOTAL SECURITIES SOLD SHORT (Proceeds $1,587,790)	$1,362,205

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

ETN - Exchange-Traded Note

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

VIX - S&P 500 Volatility Index

^	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 0.85% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

*	Non-Income producing security.

**	Interest rate reflects seven-day effective yield on March 31, 2018.

***	One contract is equivalent to 100 shares of common stock.

****	Variable Rate as of March 31, 2018.

(a)	All or a portion of the security is segregated as collateral for call options written.

(b)	All or a portion of the security is segregated as collateral for securities on loan at March 31, 2018. Total collateral had a market value of $215,751 at March 31, 2018.

(c)	All or a portion of the security is out on loan at March 31, 2018. Total loaned securities had a market value of $212,461 at March 31, 2018.

(d)	Subject to call options written.

(e)	Subject to put options written.

(f)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $54,234,364, including options written and short sales, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,639,088
Unrealized depreciation	(12,386,653)
Net unrealized depreciation	$(9,747,565)

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2018

Principal		Coupon Rate (%)	Maturity	Fair Value
	BONDS - 11.2%
	RETAIL - 10.4%
$200,000	GameStop Corp. ^	6.7500	3/15/2021	$203,000
925,000	Men’s Wearhouse, Inc.	7.0000	7/1/2022	955,062
				1,158,062
	TELECOMMUNICATIONS - 0.8%
100,000	Frontier Communications Corp.	10.5000	9/15/2022	84,133

	TOTAL BONDS (Cost $1,105,850)			1,242,195

	MUNICIPAL BOND - 1.0%
	PUERTO RICO - 1.0%
170,000	University of Puerto Rico	5.0000	6/1/2021	115,260
	TOTAL MUNICIPAL BOND (Cost $115,131)			115,260

Shares
	COMMON STOCKS - 31.2%
	AGRICULTURE - 1.5%
5,000	Andersons, Inc.			165,500

	BEVERAGES - 0.3%
3,000	Crimson Wine Group Ltd. *			29,670

	COMMERCIAL SERVICES - 0.6%
4,000	Textainer Group Holdings Ltd. *			67,800

	DISTRIBUTION/WHOLESALE - 1.4%
5,000	Triton International Ltd. (d)			153,000

	ENERGY-ALTERNATE SOURCES - 0.8%
7,000	FutureFuel Corp.			83,930

	ENVIRONMENTAL CONTROL - 0.7%
5,000	Covanta Holding Corp.			72,500

	INSURANCE - 0.6%
10,000	Maiden Holdings Ltd. (d)			65,000

	INVESTMENT COMPANIES - 3.0%
10,000	Apollo Investment Corp.			52,200
9,660	Ares Capital Corp.			153,304
20,000	Prospect Capital Corp.			131,000
				336,504
	IRON/STEEL - 0.6%
10,000	Cleveland-Cliffs, Inc. *			69,500

	MEDIA - 0.5%
17,000	Salem Media Group, Inc.			61,200

	METAL FABRICATE/HARDWARE - 0.7%
9,093	Ampco-Pittsburgh Corp.			80,928

	MINING - 3.3%
6,000	Compass Minerals International, Inc.			361,800

	OIL & GAS - 1.8%
4,450	CVR Energy, Inc.			134,479
3,200	Ensco PLC			14,048
20,000	Obsidian Energy Ltd. *			19,578
23,500	Whiting USA Trust II			34,780
				202,885
	OIL & GAS SERVICES - 0.5%
7,299	Gulf Island Fabrication, Inc.			51,823

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares		Fair Value
	COMMON STOCKS (Cont.) - 31.2%
	PHARMACEUTICALS - 0.2%
14,500	Veru, Inc. *	$26,245

	REAL ESTATE - 1.1%
107	RMR Group, Inc.	7,485
21,900	Xinyuan Real Estate Co. Ltd. - ADR (d)	115,632
		123,117
	RETAIL - 10.5%
15,000	Buckle, Inc. (c)	332,250
6,500	Cheesecake Factory, Inc.	313,430
20,000	Chico’s FAS, Inc.	180,800
100	Cracker Barrel Old Country Store, Inc.	15,920
24,180	Destination Maternity Corp. *	62,626
10,000	GameStop Corp.	126,200
5,000	Tailored Brands, Inc.	125,300
		1,156,526
	TELECOMMUNICATIONS - 0.9%
21,955	RF Industries Ltd.	100,993

	TRANSPORTATION - 2.2%
10,000	Ardmore Shipping Corp. *	76,000
1,300	Matson, Inc. (d)	37,232
20,000	Seaspan Corp. (c)	133,600
		246,832
	TOTAL COMMON STOCKS (Cost $4,978,359)	3,455,753

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 20.5%
25,000	Ares Commercial Real Estate Corp. (a)	308,750
3,125	ARMOUR Residential REIT, Inc.	72,750
5,000	CoreCivic, Inc. (d)	97,600
20,000	CYS Investments, Inc. (a)	134,400
10,000	Farmland Partners, Inc. (c)	83,500
15,000	Government Properties Income Trust (a)	204,900
5,000	Granite Point Mortgage Trust, Inc.	82,700
7,000	Invesco Mortgage Capital, Inc.	114,660
15,000	MTGE Investment Corp. (a)	268,500
400	One Liberty Properties, Inc.	8,840
9,000	Piedmont Office Realty Trust, Inc.	158,310
5,615	Sabra Health Care REIT, Inc. *(d)	99,105
15,000	Two Harbors Investment Corp.	230,550
60,000	Washington Prime Group, Inc. (a)	400,200
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $2,753,043)	2,264,765

	EXCHANGE-TRADED FUND (ETF) - 0.7%
	EQUITY FUND - 0.7%
300	SPDR S&P500 ETF Trust	78,945
	TOTAL EXCHANGE TRADED FUND (Cost $81,296)	78,945

	LIMITED PARTNERSHIPS - 9.7%
	CHEMICALS - 1.1%
1,500	Terra Nitrogen Co. LP	125,940

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
5,000	Ares Management LP	107,000

	INVESTMENT COMPANIES - 1.5%
10,000	Compass Diversified Holdings	164,000

	MINING - 0.2%
4,000	Emerge Energy Services LP *	24,600

	OIL & GAS - 0.4%
3,500	CVR Refining LP *	45,675

	OIL & GAS SERVICES - 1.0%
15,000	CSI Compressco LP	108,900

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares				Fair Value
	LIMITED PARTNERSHIPS (Cont.) - 9.7%
	PIPELINES - 2.1%
5,000	Boardwalk Pipeline Partners LP			$50,750
5,000	Holly Energy Partners LP			137,850
2,000	NuStar Energy LP			40,780
				229,380
	REAL ESTATE - 0.9%
5,000	Brookfield Property Partners LP (c)			95,950

	TRANSPORTATION - 1.5%
12,500	Martin Midstream Partners LP (c)			168,750

	TOTAL LIMITED PARTNERSHIPS (Cost $1,862,226)			1,070,195

		Coupon Rate (%)	Maturity
	PREFERRED STOCK - 13.5%
	BANKS - 1.8%
8,000	Webster Financial Corp.	5.2500	Perpetual	193,600

	INSURANCE - 1.5%
10,000	Maiden Holdings Ltd.	6.7000	Perpetual	163,000

	INVESTMENT COMPANIES - 1.1%
5,000	Prospect Capital Corp. (c)	6.2500	6/15/2024	127,205

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 6.0%
10,000	ARMOUR Residential REIT, Inc.	7.8750	Perpetual	247,700
5,000	CYS Investments, Inc.	7.7500	Perpetual	122,045
5,000	CYS Investments, Inc.	7.5000	Perpetual	118,450
5,000	Invesco Mortgage Capital, Inc.	7.7500	Perpetual	124,300
2,500	Washington Prime Group, Inc.	7.5000	Perpetual	57,200
				669,695
	TRANSPORTATION - 3.1%
4,000	Costamare, Inc.	8.8750	Perpetual	100,280
5,000	Seaspan Corp.	8.2500	Perpetual	121,245
5,000	Seaspan Corp.	7.9500	Perpetual	118,750
				340,275
	TOTAL PREFERRED STOCK (Cost $1,416,548)			1,493,775

	SHORT-TERM INVESTMENTS - 16.4%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 7.5%
831,088	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 1.49%**(b)			831,088

	MONEY MARKET FUND - 8.9%
984,214	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 1.49%**			984,214
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,815,302)			1,815,302

	TOTAL INVESTMENTS IN LONG SECURITIES - 104.2% (Cost $14,127,755) (e)			$11,536,190
	TOTAL CALL OPTIONS WRITTEN - (0.2)% (Premiums Received $17,089) (e)			(22,650)
	TOTAL PUT OPTIONS WRITTEN - (0.6)% (Premiums Received $68,191) (e)			(69,015)
	TOTAL SECURITIES SOLD SHORT - (1.6)% (Proceeds $226,699) (e)			(173,565)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8)%			(199,814)
	TOTAL NET ASSETS - 100.0%			$11,071,146

			Notional Value at
Contracts***		Counterparty	March 31, 2018	Fair Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.2)% *
10	iPATH S&P 500 VIX Short-Term Futures ETN
	Expiration April 2018, Exercise Price $40.00	Interactive Brokers	$40,000	$8,050
10	iPATH S&P 500 VIX Short-Term Futures ETN
	Expiration May 2018, Exercise Price $50.00	Interactive Brokers	50,000	4,500
10	iPATH S&P 500 VIX Short-Term Futures ETN
	Expiration June 2018, Exercise Price $40.00	Interactive Brokers	40,000	10,100
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received $17,089)			$22,650

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

			Notional Value at
Shares		Counterparty	March 31, 2018	Fair Value
	SCHEDULE OF PUT OPTIONS WRITTEN - (0.6)% *
50	CoreCivic, Inc.
	Expiration June 2018, Exercise Price $20.00	Interactive Brokers	$100,000	$7,500
25	CoreCivic, Inc.
	Expiration June 2018, Exercise Price $22.00	Interactive Brokers	55,000	7,062
100	Essendant, Inc.
	Expiration June 2018, Exercise Price $7.50	Interactive Brokers	75,000	6,750
50	Maiden Holdings Ltd.
	Expiration May 2018, Exercise Price $7.50	Interactive Brokers	37,500	5,750
25	Matson, Inc.
	Expiration April 2018, Exercise Price $25.00	Interactive Brokers	62,500	563
25	Matson, Inc.
	Expiration June 2018, Exercise Price $25.00	Interactive Brokers	62,500	2,687
25	Matson, Inc.
	Expiration June 2018, Exercise Price $30.00	Interactive Brokers	75,000	7,563
40	Sabra Health Care REIT, Inc.
	Expiration April 2018, Exercise Price $17.50	Interactive Brokers	70,000	1,500
25	Sturm Ruger & Co., Inc.
	Expiration April 2018, Exercise Price $47.50	Interactive Brokers	118,750	875
25	Sturm Ruger & Co., Inc.
	Expiration April 2018, Exercise Price $50.00	Interactive Brokers	125,000	2,125
50	Triton International Ltd.
	Expiration April 2018, Exercise Price $25.00	Interactive Brokers	125,000	1,000
20	Tupperware Brands Corp.
	Expiration May 2018, Exercise Price $45.00	Interactive Brokers	90,000	2,240
100	Xinyuan Real Estate Co. Ltd. - ADR
	Expiration April 2018, Exercise Price $5.00	Interactive Brokers	50,000	900
80	Xinyuan Real Estate Co. Ltd. - ADR
	Expiration April 2018, Exercise Price $7.50	Interactive Brokers	60,000	18,000
100	Xinyuan Real Estate Co. Ltd. - ADR
	Expiration July 2018, Exercise Price $5.00	Interactive Brokers	50,000	4,500
	TOTAL PUT OPTIONS WRITTEN - (Premiums Received $68,191)			$69,015

	SECURITIES SOLD SHORT - (1.6)% *
	EQUITY FUNDS - (1.6)%
2,000	iPATH S&P 500 VIX Short-Term Futures ETN			$94,620
300	SPDR S&P500 ETF Trust			78,945
	TOTAL SECURITIES SOLD SHORT (Proceeds $226,699)			$173,565

ADR - American Depositary Receipt

LP - Limited Partnership

ETN - Exchange-Traded Note

REIT - Real Estate Investment Trust

VIX - S&P 500 Volatility Index

^	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 1.83% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

*	Non-Income producing security

**	Interest rate reflects seven-day effective yield on March 31, 2018.

***	One contract is equivalent to 100 shares of common stock.

(a)	All or a portion of the security is segregated as collateral for call options written.

(b)	All or a portion of the security is segregated as collateral for securities on loan at March 31, 2018. Total collateral had a market value of $831,088 at March 31, 2018.

(c)	All or a portion of the security is out on loan at March 31, 2018. Total loaned securities had a market value of $819,303 at March 31, 2018.

(d)	Subject to put options written.

(e)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $13,436,815 including options written and short sales, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$589,912
Unrealized depreciation	(2,755,767)
Net unrealized depreciation	$(2,165,855)

See accompanying notes to financial statements.

Camelot Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2018

	Camelot Premium	Camelot Excalibur
	Return Fund	Small Cap Income Fund
ASSETS
Investment securities:
At cost	$57,510,991	$14,127,755
At value (including collateral for loaned securities)	$46,720,971	$11,536,190
Cash	—	21,671
Deposit with Brokers	3,636,116	517,499
Dividends and interest receivable	232,637	72,247
Receivable for Fund shares sold	2,323	1,540
Prepaid expenses and other assets	21,515	41,015
TOTAL ASSETS	50,613,562	12,190,162

LIABILITIES
Securities sold short (Proceeds $1,587,790, $226,699)	1,362,205	173,565
Options written, at value (Premiums received $808,532, $85,280)	871,967	91,665
Investment management fees payable	38,425	139
Due to Custodian	61,747	—
Payable upon return of securities loaned	215,751	831,088
Distribution (12b-1) fees payable	28,864	—
Payable for Fund shares repurchased	57,203	4,642
Fees payable to related parties	4,434	1,463
Dividends on securities sold short payable	2,522	329
Accrued expenses and other liabilities	35,175	16,125
TOTAL LIABILITIES	2,678,293	1,119,016
NET ASSETS	$47,935,269	$11,071,146

Composition of Net Assets:
Paid in capital	$55,420,403	$13,048,335
Undistributed net investment income	1,238,492	458,599
Accumulated net realized gain from investments, options written, and securities sold short	1,904,245	109,028
Net unrealized depreciation on investments, options written, and securities sold short	(10,627,871)	(2,544,816)
NET ASSETS	$47,935,269	$11,071,146

Net Asset Value Per Share:
Class A Shares:
Net Assets	$5,558,317	$402,426
Shares of beneficial interest outstanding (a)	594,830	49,488
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (b)	$9.34	$8.13
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$9.91	$8.63

Class C Shares:
Net Assets	$1,071,532	$—
Shares of beneficial interest outstanding (a)	115,422	—
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.28	$—

Class I Shares:
Net Assets	$41,305,420	$10,668,720
Shares of beneficial interest outstanding (a)	4,420,701	1,320,322
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.34	$8.08

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

See accompanying notes to financial statements.

Camelot Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2018

	Camelot Premium	Camelot Excalibur
	Return Fund	Small Cap Income Fund

INVESTMENT INCOME
Dividends (net of withholding taxes of $1,104, $274 respectively)	$1,452,939	$374,552
Interest	218,757	67,007
Securities lending income - net	11,242	9,554
TOTAL INVESTMENT INCOME	1,682,938	451,113

EXPENSES
Investment management fees	280,670	57,415
Distribution (12b-1) fees:
Class A	29,114	5,989
Class C	6,151	1
Administration fees	34,103	7,016
Management service fees	28,217	7,787
Registration fees	22,750	29,120
Non 12b-1 shareholder servicing fees	20,943	5,236
Printing and postage expenses	12,900	3,689
Compliance officer fees	7,165	6,532
Legal Fees	6,982	7,979
Audit fees	6,607	6,607
Dividends on securities sold short	5,631	734
Trustees fees and expenses	4,987	4,987
Custodian fees	3,962	2,393
Insurance expense	455	318
Other expenses	1,147	829
TOTAL EXPENSES	471,784	146,632
Less: Fees waived by the Manager	(9,962)	(53,880)
NET EXPENSES	461,822	92,752

NET INVESTMENT INCOME	1,221,116	358,361

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments	1,865,871	47,405
Options written	885,294	95,183
Net realized gain	2,751,165	142,588
Net change in unrealized depreciation on:
Investments	(4,188,087)	(478,671)
Options written	(110,308)	(23,588)
Securities sold short	(169,186)	(18,235)
Net change in unrealized depreciation	(4,467,581)	(520,494)

NET REALIZED AND UNREALIZED LOSS	(1,716,416)	(377,906)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(495,300)	$(19,545)

See accompanying notes to financial statements.

Camelot Premium Return Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Period Ended	For the
	March 31, 2018	Year Ended
	(Unaudited)	September 30, 2017
FROM OPERATIONS
Net investment income	$1,221,116	$1,713,319
Net realized gain from investments, options written, and securities sold short	2,751,165	1,569,086
Distributions of realized gains by underlying investment companies	—	37,974
Net change in unrealized appreciation (depreciation) of investments, options written, and securities sold short	(4,467,581)	1,187,153
Net increase (decrease) in net assets resulting from operations	(495,300)	4,507,532

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(263,396)	(1,289,133)
Class C	(18,073)	(24,684)
Class I ^	(775,002)	(8,399)
From return of capital:
Class A	—	(529,323)
Class C	—	(14,004)
Class I ^	—	(22,825)
From net realized gains:
Class A	(180,685)	(1,557,554)
Class C	(14,151)	(45,861)
Class I ^	(446,322)	(18,785)
Net decrease in net assets from distributions to shareholders	(1,697,629)	(3,510,568)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,662,700	26,115,268
Class C	12,161	441,426
Class I ^	45,943,865	1,864,692
Net asset value of shares issued in reinvestment of distributions:
Class A	268,320	1,308,959
Class C	24,663	68,171
Class I ^	327,835	23,984
Payments for shares redeemed:
Class A	(54,172,290)	(23,493,873)
Class C	(368,566)	(787,187)
Class I ^	(4,820,599)	(28,588)
Net increase (decrease) in net assets from shares of beneficial interest	(11,121,911)	5,512,852

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,314,840)	6,509,816

NET ASSETS
Beginning of Period	61,250,109	54,740,293
End of Period *	$47,935,269	$61,250,109
* Includes undistributed net investment income of:	$1,238,492	$1,073,847

See accompanying notes to financial statements.

Camelot Premium Return Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Period Ended	For the
	March 31, 2018	Year Ended
	(Unaudited)	September 30, 2017
SHARE ACTIVITY
Class A:
Shares Sold	170,372	2,640,277
Shares Reinvested	27,663	133,024
Shares Redeemed	(5,532,267)	(2,385,160)
Net increase (decrease) in shares of beneficial interest outstanding	(5,334,232)	388,141

Class C:
Shares Sold	1,277	45,089
Shares Reinvested	2,598	6,964
Shares Redeemed	(37,806)	(80,074)
Net decrease in shares of beneficial interest outstanding	(33,931)	(28,021)

Class I: ^
Shares Sold	4,693,186	188,005
Shares Reinvested	34,638	2,452
Shares Redeemed	(494,672)	(2,908)
Net increase in shares of beneficial interest outstanding	4,233,152	187,549

^	The Camelot Premium Return Fund’s Class I shares commenced operations on December 30, 2016.

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Period Ended	For the
	March 31, 2018	Year Ended
	(Unaudited)	September 30, 2017
FROM OPERATIONS
Net investment income	$358,361	$412,704
Net realized gain from investments, options written, and securities sold short	142,588	358,374
Distributions of realized gains by underlying investment companies	—	15,408
Net change in unrealized appreciation (depreciation) of investments, options written, and securities sold short	(520,494)	114,778
Net increase (decrease) in net assets resulting from operations	(19,545)	901,264

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(95,676)	(392,107)
Class C #	—	(27)
Class I ^	(189,436)	(9,285)
From net realized gains:
Class A	(29,602)	(109,467)
Class C #	—	(10)
Class I ^	(21,722)	(3,892)
Net decrease in net assets from distributions to shareholders	(336,436)	(514,788)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	347,291	3,144,303
Class C #	—	1,100
Class I ^	11,211,502	644,529
Net asset value of shares issued in reinvestment of distributions:
Class A	37,942	179,947
Class C #	—	37
Class I ^	154,221	19
Payments for shares redeemed:
Class A	(11,055,131)	(1,847,547)
Class C #	(1,151)	(20)
Class I ^	(854,278)	(15,713)
Net increase (decrease) in net assets from shares of beneficial interest	(159,604)	2,106,655

TOTAL INCREASE (DECREASE) IN NET ASSETS	(515,585)	2,493,131

NET ASSETS
Beginning of Period	11,586,731	9,093,600
End of Period *	$11,071,146	$11,586,731
* Includes undistributed net investment income of:	$458,599	$385,350

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Period Ended	For the
	March 31, 2018	Year Ended
	(Unaudited)	September 30, 2017
SHARE ACTIVITY
Class A:
Shares Sold	41,244	373,203
Shares Reinvested	4,497	21,232
Shares Redeemed	(1,304,254)	(218,279)
Net increase (decrease) in shares of beneficial interest outstanding	(1,258,513)	176,156

Class C: #
Shares Sold	—	131
Shares Reinvested	—	4
Shares Redeemed	(134)	(2)
Net increase (decrease) in shares of beneficial interest outstanding	(134)	133

Class I: ^
Shares Sold	1,329,125	76,033
Shares Reinvested	18,952	2
Shares Redeemed	(101,283)	(1,886)
Net increase in shares of beneficial interest outstanding	1,246,794	74,149

#	Class C shares closed effective November 14, 2017.

^	The Camelot Excalibur Small Cap Income Fund’s Class I shares commenced operations on December 30, 2016.

See accompanying notes to financial statements.

Camelot Premium Return Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class A
	For the Period
	Ended		Year		Year		Year		Year	Year
	March 31, 2018		Ended		Ended		Ended		Ended	Ended
	(Unaudited)		September 30, 2017		September 30, 2016		September 30, 2015		September 30, 2014	September 30, 2013
Net asset value, beginning of period	$9.78		$9.57		$9.25		$11.21		$10.61	$10.08
Activity from investment operations:
Net investment income (3)	0.18		0.27		0.27		0.21		0.20	0.23
Net realized and unrealized gain (loss) on investments	(0.33)		0.50		0.98		(1.41)		1.26	1.01
Total from investment operations	(0.15)		0.77		1.25		(1.20)		1.46	1.24
Less distributions from:
Net investment income	(0.17)		(0.21)		(0.21)		(0.19)		(0.21)	(0.16)
Return of capital	—		(0.09)		(0.26)		—		—	—
Net realized gains	(0.12)		(0.26)		(0.46)		(0.57)		(0.65)	(0.55)
Total distributions	(0.29)		(0.56)		(0.93)		(0.76)		(0.86)	(0.71)
Net asset value, end of period	$9.34		$9.78		$9.57		$9.25		$11.21	$10.61
Total return (1)	(1.56	)% (9)	8.14%		14.71	% (7)	(11.22	)% (7)	14.22%	12.78%
Net assets, at end of period (000s)	$5,558		$57,965		$53,052		$59,401		$53,303	$31,970
Ratio of gross expenses to average net assets (2)(4)(5)	1.82	% (10)	1.76%		1.86%		1.66%		1.75%	1.78%
Ratio of net expenses to average net assets (4)(5)	1.78	% (10)	1.77	% (8)	1.78%		1.73	% (8)	1.75%	1.75%
Ratio of net investment income to average net assets (4)(5)(6)	3.71	% (10)	2.77%		2.94%		2.00%		2.12%	2.26%
Portfolio Turnover Rate	25	% (9)	32%		44%		38%		21%	29%

(1)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total return would have been lower. Does not reflect the impact of sales charges.

(2)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(3)	Per share amounts calculated using the average shares method.

(4)	The ratios include 0.03%, 0.02% and 0.03% for the periods ended March 31, 2018, September 30, 2017 and September 30, 2016 attributed to dividends from securities sold short and interest expense.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	The ratio includes expense recapture by the Manager.

(9)	Not annualized.

(10)	Annualized.

See accompanying notes to financial statements.

Camelot Premium Return Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class C
	For the Period
	Ended		Year		Year		Year		Year	Year
	March 31, 2018		Ended		Ended		Ended		Ended	Ended
	(Unaudited)		September 30, 2017		September 30, 2016		September 30, 2015		September 30, 2014	September 30, 2013
Net asset value, beginning of period	$9.72		$9.52		$9.20		$11.15		$10.58	$10.07
Activity from investment operations:
Net investment income (3)	0.17		0.20		0.20		0.14		0.12	0.17
Net realized and unrealized gain (loss) on investments	(0.34)		0.49		0.99		(1.41)		1.25	0.99
Total from investment operations	(0.17)		0.69		1.19		(1.27)		1.37	1.16
Less distributions from:
Net investment income	(0.15)		(0.14)		(0.16)		(0.11)		(0.15)	(0.10)
Return of capital	—		(0.09)		(0.25)		—		—	—
Net realized gains	(0.12)		(0.26)		(0.46)		(0.57)		(0.65)	(0.55)
Total distributions	(0.27)		(0.49)		(0.87)		(0.68)		(0.80)	(0.65)
Net asset value, end of period	$9.28		$9.72		$9.52		$9.20		$11.15	$10.58
Total return (1)	(1.84	)% (9)	7.25%		13.93	% (7)	(11.89	)% (7)	13.36%	11.99%
Net assets, at end of period (000s)	$1,072		$1,451		$1,688		$1,959		$1,023	$104
Ratio of gross expenses to average net assets (2)(4)(5)	2.57	% (10)	2.51%		2.62%		2.41%		2.50%	2.53%
Ratio of net expenses to average net assets (4)(5)	2.53	% (10)	2.52	% (8)	2.53%		2.48	% (8)	2.50%	2.50%
Ratio of net investment income to average net assets (4)(5)(6)	3.86	% (10)	2.02%		2.19%		1.32%		1.37%	1.59%
Portfolio Turnover Rate	25	% (9)	32%		44%		38%		21%	29%

(1)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total return would have been lower. Does not reflect the impact of sales charges.

(2)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(3)	Per share amounts calculated using the average shares method.

(4)	The ratios include 0.03%, 0.02% and 0.03% for the periods ended March 31, 2018, September 30, 2017 and September 30, 2016 attributed to dividends from securities sold short and interest expense.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	The ratio includes expense recapture by the Manager.

(9)	Not annualized.

(10)	Annualized.

See accompanying notes to financial statements.

Camelot Premium Return Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class I
	For the Period
	Ended		For the Period
	March 31, 2018		Ended
	(Unaudited)		September 30, 2017	(1)
Net asset value, beginning of period	$9.78		$9.80
Activity from investment operations:
Net investment income (4)	0.24		0.23
Net realized and unrealized gain (loss) on investments	(0.36)		0.19
Total from investment operations	(0.12)		0.42
Less distributions from:
Net investment income	(0.20)		(0.13)
Return of capital	—		(0.13)
Net realized gains	(0.12)		(0.18)
Total distributions	(0.32)		(0.44)
Net asset value, end of period	$9.34		$9.78
Total return (2)	(1.32	)% (7)	4.31	% (7)
Net assets, at end of period (000s)	$41,305		$1,834
Ratio of gross expenses to average net assets (3)(5)(8)(9)	1.57%		1.51%
Ratio of net expenses to average net assets (5)(8)(9)	1.53%		1.52	% (10)
Ratio of net investment income to average net assets (5)(6)(8)	3.71%		3.02%
Portfolio Turnover Rate	25	% (7)	32%

(1)	The Camelot Premium Return Fund’s Class I shares commenced operations on December 30, 2016.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Does not reflect the impact of sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	Per share amounts calculated using the average shares method.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized.

(9)	The ratios include 0.03% and 0.02% for the periods ended March 31, 2018 and September 30, 2017 attributed to dividends from securities sold short and interest expense.

(10)	The ratio includes expense recapture by the Manager.

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class A
	For the Period
	Ended		Year	Year		Year		For the
	March 31, 2018		Ended	Ended		Ended		Period Ended
	(Unaudited)		September 30, 2017	September 30, 2016		September 30, 2015		September 30, 2014	(1)
Net asset value, beginning of period	$8.38		$8.03	$7.86		$9.34		$10.00
Activity from investment operations:
Net investment income (6)	0.23		0.33	0.30		0.29		0.14
Net realized and unrealized gain (loss) on investments	(0.24)		0.42	0.60		(1.43)		(0.60)
Total from investment operations	(0.01)		0.75	0.90		(1.14)		(0.46)
Less distributions from:
Net investment income	(0.20)		(0.31)	(0.26)		(0.22)		(0.08)
Return of capital	—		—	(0.08)		—		—
Net realized gains	(0.04)		(0.09)	(0.39)		(0.12)		(0.12)
Total distributions	(0.24)		(0.40)	(0.73)		(0.34)		(0.20)
Net asset value, end of period	$8.13		$8.38	$8.03		$7.86		$9.34
Total return (2)	(0.23	)% (5)	9.37%	12.26	% (9)	(12.50	)% (9)	(4.68	)% (5)
Net assets, at end of period (000s)	$402		$10,967	$9,094		$8,524		$8,918
Ratio of gross expenses to average net assets (3)(7)(10)	2.71	% (4)	2.70%	2.50%		2.23%		5.84	% (4)
Ratio of net expenses to average net assets (7)(10)	1.76	% (4)	1.77%	1.78%		1.75%		1.75	% (4)
Ratio of net investment income to average net assets (7)(8)	5.35	% (4)	3.86%	3.92%		3.22%		2.26	% (4)
Portfolio Turnover Rate	5	% (5)	25%	23%		44%		5	% (5)

(1)	The Camelot Excalibur Small Cap Income Fund commenced operations on December 31, 2013.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total return would have been lower. Does not reflect the impact of sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	Annualized.

(5)	Not annualized.

(6)	Per share amounts calculated using the average shares method.

(7)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(10)	The ratios include 0.01%, 0.02% and 0.03% for the periods ended March 31, 2018, September 30, 2017 and September 30, 2016 attributed to dividends from securities sold short and interest expense.

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding for each of the Period Presented

	Class I
	For the Period
	Ended		For the Period
	March 31, 2018		Ended
	(Unaudited)		September 30, 2017	(1)
Net asset value, beginning of period	$8.35		$8.43
Activity from investment operations:
Net investment income (6)	0.29		0.25
Net realized and unrealized loss on investments	(0.30)		(0.01)
Total from investment operations	(0.01)		0.24
Less distributions from:
Net investment income	(0.22)		(0.25)
Return of capital	—		—
Net realized gains	(0.04)		(0.07)
Total distributions	(0.26)		(0.32)
Net asset value, end of period	$8.08		$8.35
Total return (2)	(0.20	)% (5)	2.80	% (5)
Net assets, at end of period (9)	$10,668,720		$618,947
Ratio of gross expenses to average net assets (3)(7)(10)	2.46	% (4)	2.45	% (4)
Ratio of net expenses to average net assets (7)(10)	1.51	% (4)	1.52	% (4)
Ratio of net investment income to average net assets (7)(8)	6.87	% (4)	4.11	% (4)
Portfolio Turnover Rate	5	% (5)	25%

(1)	The Camelot Excalibur Small Cap Income Fund’s Class I shares commenced operations on December 30, 2016.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total return would have been lower. Does not reflect the impact of sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	Annualized.

(5)	Not annualized.

(6)	Per share amounts calculated using the average shares method.

(7)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Actual net assets, not truncated.

(10)	The ratios include 0.01% and 0.02% for the periods ended March 31, 2018 and September 30, 2017 attributed to dividends from securities sold short and interest expense.

See accompanying notes to financial statements.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2018

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The trust currently consists of forty-one series. These financial statements include the following series: Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund (each a “Fund” or collectively the “Funds”). The Premium Return Fund is registered as diversified and the Small Cap Income Fund is registered as non-diversified. The Funds’ investment manager is Camelot Funds, LLC (the “Manager”). Effective February 1, 2015 Camelot Funds, LLC began serving as the Funds’ manager. Prior to February 1, 2015, Camelot Portfolios, LLC served as the Funds’ manager. Camelot Premium Return Fund’s Class A and Class C commenced operations on December 27, 2010 and the Fund’s Class I shares commenced operations on December 30, 2016. The Fund’s objective is to achieve a consistent high rate of gains and total return with lower volatility than common stocks as measured by standard deviation. The Camelot Excalibur Small Cap Income Fund’s Class A shares commenced operations on December 31, 2013 and the Fund’s Class I shares commenced operations on December 30, 2016. The Fund’s objective is to provide consistent and growing income stream with a secondary objective of providing long-term growth of capital.

The Camelot Premium Return Fund offers three classes of shares, Class A, Class C and Class I. The Camelot Excalibur Small Cap Income Fund offers Class A and Class I shares. Each share class represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of the Funds into additional classes of shares at a future date.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

a)     Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2018 for the Funds’ assets and liabilities measured at fair value:

Camelot Premium Return Fund

	Level 1	Level 2	Level 3	Total
Assets
Security Classifications (a)
Bonds	$—	$4,071,940	$—	$4,071,940
Closed-End Funds (b)	5,098,942	—	—	5,098,942
Common Stocks (b)	21,009,426	—	—	21,009,426
Exchange-Traded Funds (b)	605,245	—	—	605,245
Limited Partnerships (b)	4,685,024	—	—	4,685,024
Municipal Bonds	—	822,627	—	822,627
Preferred Stock (b)	4,026,195	—	—	4,026,195
Real Estate Investment Trusts (b)	6,185,821	—	—	6,185,821
Investment Purchased as Securities
Lending Collateral (b)	215,751	—	—	215,751
Total	$41,826,404	$4,894,567	$—	$46,720,971

	Level 1	Level 2	Level 3	Total
Liabilities
Security Classifications (a)
Call Options Written	$(164,875)	$(140,700)	$—	$(305,575)
Put Options Written	(234,217)	(332,175)	—	(566,392)
Securities Sold Short	(1,362,205)	—	—	(1,362,205)
Total	$(1,761,297)	$(472,875)	$—	$(2,234,172)

(a)	As of and during the six months ended March 31, 2018, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. There were no transfers between Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period.

(b)	All closed-end funds, common stock, exchange-traded funds, limited partnerships, mutual funds, preferred stocks, REITs, call options, and short-term investments held by the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments. During the six months ended March 31, 2018, no securities were fair valued.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

Camelot Excalibur Small Cap Income Fund

	Level 1	Level 2	Level 3	Total
Assets
Security Classifications (a)
Bonds	$—	$1,242,195	$—	$1,242,195
Common Stocks (b)	3,455,753	—	—	3,455,753
Exchange Traded Fund (b)	78,945	—	—	78,945
Limited Partnerships (b)	1,070,195	—	—	1,070,195
Municipal Bond	—	115,260	—	115,260
Preferred Stock (b)	1,493,775	—	—	1,493,775
Real Estate Investment Trusts (b)	2,264,765	—	—	2,264,765
Investment Purchased As Securities Lending Collateral (b)	831,088	—	—	831,088
Money Market Fund (b)	984,214	—	—	984,214
Total	$10,178,735	$1,357,455	$—	$11,536,190

	Level 1	Level 2	Level 3	Total
Liabilities
Security Classifications (a)
Call Options Written	$—	$(22,650)	$—	$(22,650)
Put Options Written	(30,562)	(38,453)	—	(69,015)
Securities Sold Short	(173,565)	—	—	(173,565)
Total	$(204,127)	$(61,103)	$—	$(265,230)

(a)	As of and during the six months ended March 31, 2018 the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. There were no transfers between Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period.

(b)	All common stock, limited partnerships, preferred stocks, REITs, and Short Term Investments held by the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments. During the six months ended March 31, 2018, no securities were fair valued.

b)     Accounting for Options – When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely. The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Funds may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Funds purchase an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Funds realize a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Funds realize a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Funds purchase the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The locations on the Statements of Assets and Liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Camelot Premium Return Fund

Derivatives Not
Accounted for as Hedging	Primary Risk	Location of Derivatives on	Fair Value of Asset/
Instruments under GAAP	Exposure	Statement of Assets and Liabilities	Liability Derivatives
Call options written	Equity Risk	Options written, at value	$(305,575)
Put options written	Equity Risk	Options written, at value	(566,392)
Total			$(871,967)

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2018, was as follows:

Derivatives Not			Realized and Unrealized
Accounted for as			Gain (Loss) on Liability
Hedging Instruments	Primary Risk	Location of Gain (Loss) on	Derivatives Recognized in
under GAAP	Exposure	Derivatives Recognized in Income	Income
Purchased options	Equity Risk	Net realized loss from investments	$(70,339)
Purchased options	Equity Risk	Net change in unrealized appreciation on investments	65,339
Options written	Equity Risk	Net realized gain from options written	885,294
Options written	Equity Risk	Net change in unrealized depreciation on options written	(110,308)
Total			$769,986

Camelot Excalibur Small Cap Income Fund

Derivatives Not
Accounted for as
Hedging Instruments	Primary Risk	Location of Derivatives on	Fair Value of
under GAAP	Exposure	Statement of Assets and Liabilities	Liability Derivatives
Call options written	Equity Risk	Options written, at value	$(22,650)
Put options written	Equity Risk	Options written, at value	(69,015)
Total			$(91,665)

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2018, was as follows:

Derivatives Not			Realized and Unrealized
Accounted for as			Gain on Liability
Hedging Instruments	Primary Risk	Location of Gain (Loss) on	Derivatives Recognized
under GAAP	Exposure	Derivatives Recognized in Income	in Income
Options written	Equity Risk	Net realized gain from options written	$95,183
Options written	Equity Risk	Net change in unrealized depreciation on options written	(23,588)
Total			$71,595

The contracts of the derivative instruments outstanding as of March 31, 2018 as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Offsetting of Financial Assets and Derivative Liabilities

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged as of March 31, 2018.

Camelot Premium Return Fund

					Gross Amounts Not Offset in the
Assets:					Statement of Assets & Liabilities

			Gross Amounts	Net Amounts of
	Gross Amounts of		Offset in the	Liabilities Presented in
	Recognized		Statement of Assets &	the Statement of Assets	Financial		Cash Collateral
Description	Assets/Liabilities		Liabilities	& Liabilities	Instruments		Received	Net Amount
Options Written	$(871,967	) (1)	$—	$(871,967)	$871,967	(2)	$—	$—
Securities Lending	(1,362,205)		—	(1,362,205)	—		1,362,205	—
Total	$(2,234,172)		$—	$(2,234,172)	$871,967		$1,362,205	$—

(1)	Purchase and written options at value as presented in the Schedule of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Camelot Excalibur Small Cap Income Fund

					Gross Amounts Not Offset in the
Assets:					Statement of Assets & Liabilities

			Gross Amounts	Net Amounts of
	Gross Amounts of		Offset in the	Liabilities Presented in
	Recognized		Statement of Assets &	the Statement of Assets	Financial		Cash Collateral
Description	Assets/Liabilities		Liabilities	& Liabilities	Instruments		Received	Net Amount
Options Written	$(91,665	) (1)	$—	$(91,665)	$91,665	(2)	$—	$—
Securities Lending	(173,565)		—	(173,565)	—		173,565	—
Total	$(265,230)		$—	$(265,230)	$91,665		$173,565	$—

(1)	Purchase and written options at value as presented in the Schedule of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

The following table breaks out the holdings received as collateral as of March 31, 2018:

Securities Lending Transactions
Overnight and Continuous
Camelot Premium Return Fund
Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class	$215,751

Camelot Excalibur Small Cap Income Fund
Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class	$831,088

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

c)     Short Sales – The Funds may sell securities short. A short sale is a transaction in which the Funds sell securities they do not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Funds must arrange through a broker to borrow the securities and, in so doing, the Funds become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Funds will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Funds purchased the securities to replace the borrowed securities that have been sold.

d)     Federal Income Tax – The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the six months ended March 31, 2018, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of March 31, 2018, the Funds did not incur any interest or penalties. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2015 to September 30, 2017, or expected to be taken in the Fund’s September 30, 2018 year end tax returns. The tax filings are open for examination by applicable taxing authorizes, U.S. Federal, Nebraska, and foreign jurisdictions. No examination of the Funds’ tax returns is presently in progress.

e)     Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP are recorded on the ex-dividend date. The Funds distribute short-term capital gains and income quarterly and long-term capital gains annually.

f)     Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

g)     Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on fixed income securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

h)     Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)     Commitments and Contingencies – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

j)     Sales Charges (loads) – A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six months ended March 31, 2018 there were no CDSC fees paid.

k)     Security Loans – The Funds have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% of market value plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%.

(2)	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2018, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
Camelot Premium Return Fund	$14,358,406	$11,579,561
Camelot Excalibur Small Cap Income Fund	$1,435,709	$473,633

(3)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Camelot Funds, LLC is the Manager to the Funds pursuant to the terms of the Management Agreement (the “Management Agreement”) with the Trust on behalf of the Funds. Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes investment programs for the Funds. For its services under the Management Agreement, the Manager is paid a monthly management fee at the annual rate of 1.00% of the average daily net assets of each Fund. The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six months ended March 31, 2018, Management fees of $280,670 and $57,415 were incurred by the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively, before the waiver and reimbursement described below.

The Manager and the Trust have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding any front end or contingent deferred loads, Rule 12b-1 fees, brokerage commissions, leverage interest, dividends on securities sold short, taxes, costs of investing in underlying funds; expenses incurred with a merger or reorganization, and extraordinary expenses such as litigation) at 1.75%, 2.50%, and 1.50% for Class A, Class C and Class I Funds’ shares through January 31, 2019, respectively. Each waiver or reimbursement by the Manager is subject to recoupment within the three fiscal years following the fiscal year in which that particular expense is incurred, the recoupment may be achieved without exceeding the expense limitation in effect at the time of the waiver or reimbursement or at the time of recoupment.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

For the six months ended March 31, 2018, the Manager has waived and reimbursed $9,962 and $53,880 for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively. As of March 31, 2018 the Manager has waived/reimbursed expenses of the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund that may be recovered no later than September 30 for the years indicated below:

	2018	2019	2020
Camelot Premium Return Fund	$—	$43,781	$—
Camelot Excalibur Small Cap Fund	$45,522	$62,351	$96,423

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and administration services. For MFund’s services to the Funds, the Funds pay MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six months ended, the Funds incurred $28,217 and $7,787 for such fees for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively.

The Independent Trustees are paid $120,000 per year. The Lead Independent Trustee of the Trust receives an additional fee of $25,000 per year. The Chairman of the Trust’s Audit Committee receives an additional fee of $25,000 per year. The fees paid to the Trustees are paid in fund shares.

A Trustee and Officer of the Trust is also the controlling member of MFund Services, Alphacentric Advisors LLC, and Catalyst Capital Advisors LLC (Alphacentric and Catalyst each serve as investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Certain Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Pursuant to the Services Agreements, MFund provides chief compliance officer services to the Fund. For these services, the Fund pays MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Fund reimburses MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Services Agreement.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for each class of shares, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees. Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and its shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Manager for distribution related expenses.

For the six months ended March 31, 2018, the Distributor received $471 and $2 in underwriter concessions from the sale of shares of the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended September 30, 2017 and September 30, 2016 was as follows:

For the year ended September 30, 2017
		Long-Term
Fund	Ordinary Income	Capital Gains	Return of Capital	Total
Camelot Premium Return Fund	$2,944,416	$—	$566,152	$3,510,568
Camelot Excalibur Small Cap Income Fund	514,788	—	—	514,788

For the year ended September 30, 2016
		Long-Term
Fund	Ordinary Income	Capital Gains	Return of Capital	Total
Camelot Premium Return Fund	$3,370,454	$832,511	$1,523,919	$5,726,884
Camelot Excalibur Small Cap Income Fund	672,009	45,866	84,609	802,484

As of September 30, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Camelot Premium Return Fund	$—	$—	$—	$—	$(12,219)	$(5,279,986)	$(5,292,205)
Camelot Excalibur Small Cap Income Fund	24,960	—	—	—	(707)	(1,645,461)	(1,621,208)

The difference between book basis and tax basis unrealized depreciation, accumulated net investment income and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, the mark-to-market treatment of option contracts and tax adjustments for publicly traded partnerships, grantor trusts, royalty trusts and return of capital distributions from corporations. In addition, the amounts listed under other book/tax differences are primarily attributable to the tax deferral of losses on straddles.

Permanent book and tax differences, primarily attributable to the reclass of fund distributions, and tax adjustments related to publicly traded partnerships and C-Corporation return of capital distributions, resulted in reclassifications for the Funds for the year ended September 30, 2017 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Fund	Capital	Income (Loss)	Gains (Loss)
Camelot Premium Return Fund	$—	$(35,765)	$35,765
Camelot Excalibur Small Cap Income Fund	—	210,267	(210,267)

(5)	UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

(6)	OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(7)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2018 FOLIO Investments, Inc. Special Custody Account for the Exclusive Benefit of Customers held 35.92% of the Camelot Premium Return Fund and 42.14% of the Camelot Excalibur Small Cap Income Fund and may be deemed to control the Fund.

(8)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Camelot Funds
ADDITIONAL INFORMATION (Unaudited)
March 31, 2018

Consideration and Renewal of the Management Agreement with Camelot Portfolios, LLC with respect to the Camelot Excalibur Small Cap Income Fund and Camelot Premium Return Fund.

In connection with the regular meeting held on November 20, 2017, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the management agreement (the “Management Agreement”) between the Trust and Camelot Portfolios, LLC, (“Camelot”) with respect to the Camelot Excalibur Small Cap Income Fund (the “Excalibur Fund”) and the Camelot Premium Return Fund (the “Camelot Fund”) (collectively, the “Funds”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating and weighting each of the Gartenberg Factors to be considered. The conclusions reached by the Trustees were based on a comprehensive evaluation and discussion of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Management Agreement. In connection with their deliberations regarding renewal of the Management Agreement, the Trustees reviewed materials prepared by Camelot (the “Camelot 15(c) Report”).

Nature, Extent and Quality of Services. The Trustees reviewed Camelot’s responses to a series of questions regarding, among other things, the investment performance of each Fund, Camelot’s services to the Funds, comparative fee and expense information, and Camelot’s profitability from managing each Fund (“Camelot 15(c) Response”). The Trustees discussed the nature of Camelot’s operations noting the consistency in the lead portfolio manager. The Trustees considered that Camelot was responsible for the day-to-day management of the Funds as well as monitoring each Fund’s compliance with investment restrictions. The Board acknowledged that the advisor maintained E&O insurance covering the advisor with respect to its services to each Fund. The Trustees concluded that Camelot had the ability to continue to provide a level of services consistent with the Board’s expectations.

Performance. The Board reviewed each Fund’s performance for the one year, five year, as applicable, and since inception periods as compared to the Fund’s benchmark and the Morningstar category.

Camelot Fund. The Trustees noted that although the Camelot Fund trailed the advisor selected peer group, it provided favorable returns relative to the Morningstar category for the 1- and 5-year periods. The Trustees considered the Camelot Fund’s underperformance relative to the S&P 500 Index, but noted that such a large, broad based index may not provide the best relative comparison of the Camelot Fund’s performance, noting the differences in composition and strategy between the index and the Camelot Fund.

Excalibur Fund. The Trustees noted that the Excalibur Fund had reasonable performance, returning 9.91% during the trailing 1-year period, but underperformed both its Morningstar category and advisor selected peer group for the 1-year and since inception periods. The Trustees noted the advisor’s commitment to the Excalibur Fund’s strategy, and considered that the advisor’s value dividend focus was out of favor during recent periods.

The Trustees concluded that each Fund’s performance was acceptable.

Fees and Expenses.

Camelot Fund. The Trustees noted that the advisor charged an advisory fee of 1.00% which was in line with its benchmarks and squarely between the Morningstar category and peer group averages. The Trustees discussed the Camelot Fund’s net expense ratio noting it was within the range for both the Morningstar category and peer group average.

Camelot Funds
ADDITIONAL INFORMATION (Unaudited) (Continued)
March 31, 2018

Excalibur Fund. The Trustees noted that the advisor charged an advisory fee of 1.00% which was lower than the peer group average, and within the range of fees charged by funds in its Morningstar category. The Trustees discussed the Excalibur Fund’s net expense ratio noting it was within the range for both the Morningstar category and peer group.

The Trustees concluded that each Fund’s advisory fee was not unreasonable.

Profitability. The Trustees considered the advisor’s profitability in connection with its relationship with each of the Funds. The Trustees reviewed a profitability analysis provided by the advisor noting that the advisor realized a profit from its relationship with the Camelot Fund, but agreed that such profit was not excessive. With respect to Excalibur Fund, the Trustees noted the advisor realized a loss. The Trustees also considered that the advisor continued to waive a portion of its fees pursuant to an expense limitation agreement. The Board concluded that excessive profitability was not an issue at this time.

Economies of Scale. The Trustees considered whether the advisor had realized economies of scale with respect to the management of the Funds and agreed that neither of the Funds had reached asset levels providing economies of scale at this time. The Trustees determined to continue to consider the matter of economies of scale and revisit the matter as each Fund’s assets continue to grow.

Conclusion. Having requested and received such information from the advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of Counsel, the Trustees concluded that renewal of the Management Agreement was in the best interests of the shareholders of both the Camelot Fund and the Excalibur Fund.

Camelot Funds
EXPENSE EXAMPLES (Unaudited)
March 31, 2018

As a shareholder of the Camelot Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Camelot Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 through March 31, 2018.

Actual Expenses

The “Actual” Expenses line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Camelot Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period**
Actual	10/1/17	3/31/18	10/1/17 – 3/31/18	10/1/17 – 3/31/18
Camelot Premium Return Fund
Class A*	$1,000.00	$984.40	$8.66	1.75%
Class C*	1,000.00	981.60	12.35	2.50
Class I*	1,000.00	986.80	7.43	1.50
Camelot Excalibur Small Cap Income Fund
Class A*	1,000.00	997.70	8.72	1.75
Class I*	1,000.00	998.00	7.47	1.50

Camelot Funds
EXPENSE EXAMPLES (Unaudited) (Continued)
March 31, 2018

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During Period**
(5% return before expenses)	10/1/17	3/31/18	10/1/17 – 3/31/18	10/1/17 – 3/31/18
Camelot Premium Return Fund
Class A*	$1,000.00	$1,016.21	$8.80	1.75%
Class C*	1,000.00	1,012.47	12.54	2.50
Class I*	1,000.00	1,017.45	7.54	1.50
Camelot Excalibur Small Cap Income Fund
Class A*	1,000.00	1,016.21	8.80	1.75
Class I*	1,000.00	1,017.45	7.54	1.50

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**	Annualized.

Camelot Funds
ADDITIONAL INFORMATION (Unaudited)
March 31, 2018

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Funds and the calculation of the net asset value of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-226-3862; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-226-3862; and on the Commission’s website at http://www.sec.gov.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust does not jointly market.

Mutual Fund Series Trust
17605 Wright Street
Omaha, NE 68130

MANAGER
Camelot Portfolios, LLC.
1700 Woodlands Drive, Suite 100
Maumee, OH 43537

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

TRANSFER AGENT
Gemini Fund Services, LLC
17605 Wright Street
Omaha, NE 68130

DISTRIBUTOR
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
26th Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
The Huntington National Bank
7 Easton Oval
Columbus, OH 43219

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holder. None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
Principal Executive Officer/President
Date: June 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
Principal Executive Officer/President
Date: June 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Erik Naviloff, Principal Financial Officer/Treasurer
Date: June 8, 2018